Other Income and Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expense, Net
Other income and expenses, net	$ 109	$ 90	$ 166
Research and development funding [Member]
Other Income and Expense, Net
Other income and expenses, net	128	106	202
Phase out and start up costs [Member]
Other Income and Expense, Net
Other income and expenses, net	(8)	(15)	(39)
Exchange gain, net [Member]
Other Income and Expense, Net
Other income and expenses, net	8	11	11
Patent costs, net of gain from settlement [Member]
Other Income and Expense, Net
Other income and expenses, net	(28)	(12)	(5)
Gain on sale of non current assets [Member]
Other Income and Expense, Net
Other income and expenses, net	15	4	3
Other, net [Member]
Other Income and Expense, Net
Other income and expenses, net	$ (6)	$ (4)	$ (6)